11. STOCKHOLDERS DEFICIT	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Equity [Abstract]
11. STOCKHOLDERS DEFICIT

Issuances

Common Stock

In January 2013, the Company sold an aggregate of 272,221 shares of common stock, at a purchase price of $3.00 per share in certain private placement transactions, for an aggregate purchase price of $816,664 in cash. The issuance of such shares of common stock was not registered under the Securities Act as such issuance was exempt from registration under Section 4(2) of the Securities Act and Regulation D promulgated thereunder.

On February 14, 2013, the Company closed a private placement (the “February Private Placement”) of 3,045,929 shares of common stock, at a purchase price of $3.00 per share, or $9,137,787 in the aggregate, and warrants (the “Warrants”) to purchase up to an aggregate of 1,597,969 shares of common stock with an exercise price of $3.60 per such share underlying any Warrant. The Warrants are deemed to be derivative instruments due to a ratchet provision that adjusts the exercise price if the Company issues additional equity instruments in the future at an effective price per share less than the exercise price then in effect. Upon issuance of the warrants, the Company recorded a liability of $4,505,605 to derivative financial instruments in its balance sheet. The issuance of such shares of common stock was not registered under the Securities Act as such issuance was exempt from registration under Section 4(2) of the Securities Act and Regulation D promulgated thereunder.

On August 15, 2013, the Company closed a private placement and sold 5,531,401 shares of the Company’s common stock, at a purchase price of $4.50 per share, or $24,891,303 in the aggregate, and warrants to purchase up to an aggregate of 2,765,701 shares of common stock with an exercise price of $6.00 per share underlying each warrant. The Warrants are deemed to be derivative instruments due to a ratchet provision that adjusts the exercise price if the Company issues additional equity instruments in the future at an effective price per share less than the exercise price then in effect. Upon issuance of the warrants, the Company recorded a liability of $9,201,487 to derivative financial instruments in its balance sheet. The issuance of the shares of common stock in such private placement was not registered under the Securities Act as such issuance was exempt from registration under Section 4(2) of the Securities Act and Regulation D promulgated thereunder.

February Registration Rights Agreement

On February 14, 2013, in connection with the closing of the February Private Placement, the Company entered into a Registration Rights Agreement (the “Registration Rights Agreement”) with the purchasers in the February Private Placement (the “Purchasers”), which sets forth the rights of the Purchasers to have their shares of common stock purchased in the February Private Placement and shares of common stock issuable upon exercise of the Warrants registered with the SEC for public resale.

Pursuant to the Registration Rights Agreement, the Company was required to file a Registration Statement on Form S-1 (the “Registration Statement”) with the SEC within 30 days of the date of the Registration Rights Agreement registering the total number of shares of common stock purchased in the February Private Placement and shares of common stock issuable upon exercise of the Warrants. The Company further agreed to use its reasonable efforts to have the Registration Statement declared effective within 60 days after the date of the Registration Rights Agreement (or, in the event of a “full review” by the SEC, within 90 days after the date of the Registration Rights Agreement). The Company has also agreed to use reasonable efforts to maintain the effectiveness of the Registration Statement until all of the securities covered by the Registration Statement have or may be sold by investors under Rule 144 of the Securities Act, without volume or manner-of-sale restrictions.

The Registration Rights Agreement provided that in the event the Registration Statement was not filed or declared effective within the prescribed time period or if the Company failed to maintain the effectiveness of the Registration Statement as required for specified time periods, the Company shall pay to the holders of registrable securities, on the date of each such event and on each monthly anniversary thereof until the applicable event is cured, partial liquidated damages equal to 2.0% of the aggregate purchase price paid by such Purchaser in the February Private Placement, up to a maximum of 10.0% of such aggregate purchase price. If the Company fails to pay any partial liquidated damages pursuant to this Section in full within seven days after the date payable, the Company will pay interest thereon at a rate of 18% per annum (or such lesser maximum amount that is permitted to be paid by applicable law) to the Purchaser, accruing daily from the date such partial liquidated damages are due until such amounts, plus all such interest thereon, are paid in full.

The Company determined, as of the date of the financing transaction, that it was probable that it would not be in a position to cause the registration statement to be declared effective within the contractually defined time period. Accordingly, the Company allocated approximately $360,000 of the proceeds to a registration payment arrangement liability on the date that the financing transaction closed, in accordance with the guidelines of ASC 825-20.  As described in Note 3, the Company and the investors who are parties to the registration payment arrangement entered into an the Amended Registration Rights Agreement which provides, among other things, for a waiver of the liquidated damages that the Company incurred under the original terms of the registration payment arrangement described herein. The Company recognized $360,000 as income upon the waiver of the liquidated damages.

First Amendment to the February Registration Rights Agreement

As described in Note 3, the Company and the investors who participated in the private placement transaction that the Company completed on February 14, 2013 entered into the Amended Registration Rights Agreement which provides, among other things, for (i) a waiver of any and all liquidated damages that the Company incurred for its inability to cause the a registration statement to be declared effective within certain contractually defined time-frames stipulated in the original agreement; (ii) a commitment on the part of the investors in the February private placement to participate in the private placement transaction that the Company completed on August 15, 2013; and (iii) a covenant on the part of the Company to proceed with the sale of shares that were issued in the August 15, 2013 private placement transaction.  In exchange, the Company paid an aggregate fee of $2,495,256 to these investors consisting of (i) 73,710 shares of the Company’s common stock with an aggregate fair value of $331,695 (based on the selling price of $4.50 per share in the August financing transaction); (ii) cash in the amount of $1,835,000; and (iii) warrants to purchase 98,756 shares of common stock with a fair value of $328,561 that were classified as derivative liability instruments. The investors were also given the option to purchase shares of the Company’s common stock at $4.50 per share as a use of the cash portion of the payment arrangement.  Accordingly, $946,196 of the cash portion of the fee was settled in cash and the remainder was settled by the issuance of 197,512, shares. Additionally, the Company paid $103,425 to an investor to whom the Company sold shares in a private placement transaction in January 2013 and who participated in the August 2013 private placement transaction. This payment was settled entirely by the issuance of 20,685 shares of the Company’s common stock at a value of $5.00 per share.

The Company recorded the aggregate amount of the payments made to the investors by to allocating approximately $360,000 to the waiver of the original registration payment obligation taken as a charge to operations and the remaining amount of $2,238,681 is treated as reduction of the proceeds received in the August financing transaction.

August Registration Rights Agreement

On August 15, 2013, in connection with the closing of the August 15, 2013 private placement (the “August Private Placement”), the Company entered into a Registration Rights Agreement (the “Registration Rights Agreement”) with the purchasers in the August Private Placement (the “Purchasers”), which sets forth the rights of the Purchasers to have their shares of common stock purchased in the Private Placement and shares of common stock issuable upon exercise of the Warrants registered with the SEC for public resale.

Pursuant to the Registration Rights Agreement, the Company was required to file a Registration Statement on Form S-1 (the “Registration Statement”) with the SEC within 30 days of the date of the Registration Rights Agreement registering the total number of shares of common stock purchased in the August Private Placement and shares of common stock issuable upon exercise of the Warrants. The Company further agreed to use its reasonable efforts to have the Registration Statement declared effective within 60 days after the date of the Registration Rights Agreement (or, in the event of a “full review” by the SEC, within 120 days after the date of the Registration Rights Agreement). The Company has also agreed to use reasonable efforts to maintain the effectiveness of the Registration Statement until all of the securities covered by the Registration Statement have or may be sold by investors under Rule 144 of the Securities Act, without volume or manner-of-sale restrictions.

The Registration Rights Agreement provided that in the event the Registration Statement was not filed or declared effective within the prescribed time period or if the Company failed to maintain the effectiveness of the Registration Statement as required for specified time periods, the Company shall pay to the holders of registrable securities, on the date of each such event and on each monthly anniversary thereof until the applicable event is cured, partial liquidated damages equal to 2.0% of the aggregate purchase price paid by such Purchaser in the August Private Placement, up to a maximum of 10.0% of such aggregate purchase price. If the Company fails to pay any partial liquidated damages pursuant to this Section in full within seven days after the date payable, the Company will pay interest thereon at a rate of 18% per annum (or such lesser maximum amount that is permitted to be paid by applicable law) to the Purchaser, accruing daily from the date such partial liquidated damages are due until such amounts, plus all such interest thereon, are paid in full.

On September 13, 2013, the Company submitted the Registration Statement to the SEC on a confidential basis. The Company determined, as of the date of the financing transaction, that it was probable that it would be in a position to cause the registration statement to be declared effective within the contractually defined time period.

Stock Options

On May 13, 2013, the Company issued options (the “Options”) to purchase 120,000 shares of common stock in connection with an employment agreement with Horacio Plotkin, M.D. (the “Plotkin Employment Agreement”) pursuant to which Dr. Plotkin was appointed as Chief Medical Officer of the Company. The options vest quarterly in pro rata portions during the 3 years following the effective date of July 1, 2013. The Company valued these Options using the Black-Scholes options pricing model and the following assumption terms: risk-free interest rate of .83% (based on the US Treasury note yield), expected term (in years) of 5.81 (based on guidance provided in SAB 107 that allows the Company to use the simplified method for “plain vanilla” options for this calculation), expected volatility of 98.56% (based on historical stock volatilities of several comparable publicly-traded companies over a period equal to the expected term of the options, as the Company does not have a long trading history to estimate the volatility of its own common stock), and an exercise price equal to the fair value of the stock on the date of issuance of $8.70 per share. For the three and nine months ended September 30, 2013 the Company recognized $64,716 and $101,399 as compensation expense related to the Options. At September 30, 2013, the unrecognized compensation expense, remaining amortization period, intrinsic value and remaining contract life of the Options are $703,333, 2.5 years, $0 and 9.62 years, respectively.

On September 9, 2013, the Company issued options to purchase 90,000 shares of common stock to two employees. The options vest quarterly in pro rata portions during the 3 years following the effective date of July 1, 2013. The Company valued these options using the Black-Scholes options pricing model and the following assumption terms: risk-free interest rate of 1.71% (based on the US Treasury note yield), expected term (in years) of 5.81 (based on guidance provided in SAB 107 that allows the Company to use the simplified method for “plain vanilla” options for this calculation), expected volatility of 104.78% (based on historical stock volatilities of several comparable publicly-traded companies over a period equal to the expected term of the options, as the Company does not have a long trading history to estimate the volatility of its own common stock), and an exercise price equal to the fair value of the stock on the date of issuance of $6.20 per share. For the three and nine months ended September 30, 2013 the Company recognized $9,606 as compensation expense related to the options. At September 30, 2013, the unrecognized compensation expense, remaining amortization period, intrinsic value and remaining contract life of the options are $438,748, 2.5 years, $0 and 9.94 years, respectively.

Post Merger Capitalization with Desert Gateway

Common Stock

The Company is currently authorized to issue up to 100,000,000 shares of $0.0001 par value common stock. All issued shares of common stock are entitled to vote on a 1 share/1 vote basis.

Preferred Stock

The Company is currently authorized to issue up to 20,000,000 shares of $0.001 preferred stock, of which 1,000 shares are designated Class "A" Preferred shares, $0.001 par value. Class A Preferred Shares are not entitled to interest, have certain liquidation preferences, special voting rights and other provisions. No Preferred Shares have been issued to date.

Issuances

Common Stock

On March 30, 2011, the Company issued to its founder 1,608,300 shares of Common Stock for a $25,000 capital contribution.

On March 31, 2011, the Company issued to a member 50,000 shares of Common Stock for a $100 capital contribution.

Private Placement Offering - March 2011

On March 31, 2011, the Company offered for sale, pursuant to a Private Placement Memorandum ("PPM"), up to 500,000 of the Company's Common Stock at $4 per share, for an aggregate offering price of $2,000,000. The Common Stock was entitled to one (1) vote per each unit outstanding. The termination date of this offer was originally May 3, 2011. On June 15, 2011, the Company extended the termination date of the PPM to August 31, 2011.

In April, May and June 2011, the Company sold shares of Common Stock in a private placement for $4 per share, yielding aggregate proceeds of $725,000. In addition, the Company incurred aggregate fees of $66,061 in connection with the private placement. These common shares were subsequently exchanged for Series A Preferred shares (subsequently recapitalized into 253,750 shares of common stock).

Incentive Stock Awards

Since Inception, the Company entered into various incentive unit agreements for issuances of Incentive Common Shares with certain individuals for future services (see note 9).

Preferred Stock

On June 30, 2011, the Company amended its PPM to sell a new series of units of membership interest known as the "Series A Preferred Stock," instead of common stock. The Series A Preferred Shares have a liquidation priority over the Common Shares with a preference equal to two (2) times the amount originally invested in such shares (including any prior cash distributions of any operating profits) before any amounts are paid with respect to any Common Stock. In conjunction with the amended PPM, the Company amended the subscription agreements of the prior Common Stockholders and changed the Stock ownership to the newly issued Series A Preferred Stocks.

In July, October and December 2011, the Company sold shares of Series A Preferred Stock (subsequently recapitalized into 36,750 shares of common stock) related to the amended private placement for approximately $2.86 per share, yielding aggregate proceeds of $105,000 of which 10,500 shares sold and $30,000 proceeds were from a related party through common ownership. In addition, the Company incurred aggregate fees of $1,367 in connection with the private placement.

On January 25, 2012, the Company, in connection with a January 2012 private placement offered for sale up to 875,000 shares of the Company’s Series A Preferred Shares at approximately $5.71 per share with similar terms and conditions as the amended PPM.

From January 1, 2012 through May 14, 2012, the Company sold shares of Series A Preferred Stock (subsequently recapitalized into 326,963 shares of common stock) related to the January 2012 private placement at approximately $5.71 per Share, yielding aggregate proceeds of $1,868,354 of which 128,163 shares sold and $732,353 proceeds were from a related party through common ownership. In addition, the Company incurred aggregate fees of $61,677 in connection with the private placement.

On May 18, 2012, the Company, in connection with the May 2012 private placement, offered for sale up to 875,000 shares of the Company’s Series A Preferred Stock at approximately $11.43 per share with similar terms and conditions as the amended PPM.

On September 20, 2012, the Company amended its May 2012 private placement selling price of the Preferred Shares from approximately $11.43 per share to approximately $3.57 per share as a result of a resolution of the Company's board. This resolution was determined as a result of market conditions.

From May 31, 2012 through September 25, 2012, the Company sold shares of the Series A Preferred Stock (subsequently recapitalized into 271,824 shares of common stock) related to May 2012 private placement at approximately $3.57 per share, yielding aggregate proceeds of $970,800 of which 185,024 shares sold and $660,800 proceeds were from a related party through common ownership. In addition, the Company incurred aggregate fees of $12,275 in connection with the private placement.

From October 1, 2012 through December 11, 2012, the Company sold shares of the Series A Preferred Stock (subsequently recapitalized into 198,940 shares of common stock) related to May 2012 private placement at approximately $3.57 per Unit, yielding aggregate proceeds of $710,501.

Capital Contributions of Common Shares by Founder

In April 2012, the Company’s founding stockholder personally transferred 300,000 shares of his common stock to third party consultant for advisory services provided to the company. In September 2012, the Company's founder personally transferred 250,000 shares of his common stock to the former Chief Executive Officer and current Chairman of the Board of Directors. The shares in both of these transactions, which have an aggregate fair value of $4,400,000, are fully vested and non-forfeitable.

In November 2012 and December 2012, the Company’s founding shareholder personally transferred 275,000 shares of his common stock to several employees. The shares, which had an aggregate fair value of $1,375,000, are fully vested and non-forfeitable.

Receivables from Shareholders

In November of 2011, the Company advanced $10,000 to a related party, with an interest rate of 0.001% and a five year term. The advance is classified as a note receivable from related party on the balance sheet at December 31, 2011 and is due on November 3, 2016, the note is classified as a reduction of stockholders’ equity in the accompanying consolidated balance sheet.

On February 3, 2012, the Company entered into a note receivable with a related party in the amount of $200,000. The note receivable is unsecured, bearing an interest rate of 12% per annum and due to mature on February 3, 2013. The note is classified as a reduction of stockholders' equity in the accompanying consolidated balance sheet.

Advances to shareholders consist of payments made by the Company for entities commonly controlled by the shareholders for operating expenses aggregating $172,900.